DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 1.5%
China United Network Communications Ltd., Class A	14,384,524	$9,338,501
Focus Media Information Technology Co. Ltd., Class A	7,376,863	8,218,040
Giant Network Group Co. Ltd., Class A	1,061,485	1,662,772
Mango Excellent Media Co. Ltd., Class A	506,134	3,591,689
Perfect World Co. Ltd., Class A	881,251	1,832,398
Wanda Film Holding Co. Ltd., Class A*	663,360	1,435,864
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	955,222	2,523,460
Zhejiang Century Huatong Group Co. Ltd., Class A*	2,833,720	2,744,130

(Cost $31,285,425)		31,346,854

Consumer Discretionary - 9.2%
Beijing Roborock Technology Co. Ltd., Class A	19,563	2,758,320
BYD Co. Ltd., Class A	648,653	27,839,401
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	110,824	3,322,977
China Tourism Group Duty Free Corp. Ltd., Class A	696,290	24,628,883
Chongqing Changan Automobile Co. Ltd., Class A	2,251,954	7,194,752
FAW Jiefang Group Co. Ltd., Class A	763,100	1,321,877
Fuyao Glass Industry Group Co. Ltd., Class A	1,031,627	7,656,423
Great Wall Motor Co. Ltd., Class A	889,830	9,116,068
Gree Electric Appliances, Inc., of Zhuhai, Class A	3,440,089	21,906,812
Guangzhou Automobile Group Co. Ltd., Class A	1,546,201	4,427,266
Haier Smart Home Co. Ltd., Class A	2,739,133	11,484,407
Hangzhou Robam Appliances Co. Ltd., Class A	364,212	2,014,606
Huayu Automotive Systems Co. Ltd., Class A	1,182,576	4,250,938
Midea Group Co. Ltd., Class A	3,507,390	35,867,051
Offcn Education Technology Co. Ltd., Class A*	1,325,351	2,158,248
Oppein Home Group, Inc., Class A	147,175	3,523,142
SAIC Motor Corp. Ltd., Class A	2,531,973	7,579,383
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,101,301	1,738,793
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,786,723	2,910,190
Songcheng Performance Development Co. Ltd., Class A	1,147,012	2,715,557
Suning.com Co. Ltd., Class A*	2,574,702	2,106,340
TCL Technology Group Corp., Class A	9,994,643	11,041,408
Zhejiang Supor Co. Ltd., Class A	156,038	1,179,584

(Cost $119,793,044)		198,742,426

Consumer Staples - 14.0%
Anhui Gujing Distillery Co. Ltd., Class A	87,916	2,887,829
Beijing Shunxin Agriculture Co. Ltd., Class A	354,963	1,796,801
Chongqing Brewery Co. Ltd., Class A*	170,458	3,701,503
DaShenLin Pharmaceutical Group Co. Ltd., Class A	174,333	1,230,099
Foshan Haitian Flavouring & Food Co. Ltd., Class A	912,280	13,425,423
Guangdong Haid Group Co. Ltd., Class A	619,063	6,162,766
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,029,469	3,844,129
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,378,676	23,073,694
Jiangsu King’s Luck Brewery JSC Ltd., Class A	446,408	2,906,402
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	423,402	10,991,048
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,097,164	1,453,468
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	389,608	1,814,011
Juewei Food Co. Ltd., Class A	228,928	2,233,928
Kweichow Moutai Co. Ltd., Class A	444,079	107,200,143
Luzhou Laojiao Co. Ltd., Class A	522,347	13,758,646
Muyuan Foods Co. Ltd., Class A	1,853,505	12,150,789
New Hope Liuhe Co. Ltd., Class A*	1,503,976	2,549,329
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	347,790	14,954,746
Tongwei Co. Ltd., Class A	1,920,389	18,150,421
Tsingtao Brewery Co. Ltd., Class A	259,482	3,470,455
Wens Foodstuffs Group Co. Ltd., Class A	3,194,075	6,423,733
Wuliangye Yibin Co. Ltd., Class A	1,374,832	42,963,700
Yifeng Pharmacy Chain Co. Ltd., Class A	280,282	2,251,271
Yonghui Superstores Co. Ltd., Class A	2,756,783	1,627,404

(Cost $167,772,729)		301,021,738

Energy - 1.3%
China Merchants Energy Shipping Co. Ltd., Class A	2,275,441	1,530,112
China Oilfield Services Ltd., Class A	432,028	936,477
China Petroleum & Chemical Corp., Class A	9,405,298	6,207,973
China Shenhua Energy Co. Ltd., Class A	2,371,615	7,349,230
PetroChina Co. Ltd., Class A	6,941,241	5,312,902
Shaanxi Coal Industry Co. Ltd., Class A	2,991,103	6,353,843

(Cost $21,354,846)		27,690,537

Financials - 23.7%
Agricultural Bank of China Ltd., Class A	20,415,900	9,363,278
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,768,682	2,312,344
Bank of Beijing Co. Ltd., Class A	10,497,843	7,059,232

Bank of Chengdu Co. Ltd., Class A	1,525,645	2,862,631
Bank of China Ltd., Class A	15,073,900	7,076,784
Bank of Communications Co. Ltd., Class A	19,399,850	13,285,818
Bank of Hangzhou Co. Ltd., Class A	2,128,974	4,416,911
Bank of Jiangsu Co. Ltd., Class A	8,430,065	8,398,652
Bank of Nanjing Co. Ltd., Class A	3,666,443	5,328,629
Bank of Ningbo Co. Ltd., Class A	2,572,213	12,872,922
Bank of Shanghai Co. Ltd., Class A	7,013,259	7,834,708
BOC International China Co. Ltd., Class A	580,100	1,339,235
Caitong Securities Co. Ltd., Class A	1,709,476	2,749,337
Changjiang Securities Co. Ltd., Class A	2,795,790	3,240,214
China CITIC Bank Corp. Ltd., Class A	2,350,736	1,671,800
China Construction Bank Corp., Class A	4,754,128	4,309,177
China Everbright Bank Co. Ltd., Class A	11,694,904	6,070,286
China Galaxy Securities Co. Ltd., Class A	1,024,471	1,633,363
China Great Wall Securities Co. Ltd., Class A	625,438	1,040,773
China International Capital Corp. Ltd., Class A	182,200	1,525,003
China Life Insurance Co. Ltd., Class A	1,180,663	5,275,806
China Merchants Bank Co. Ltd., Class A	8,778,894	66,596,114
China Merchants Securities Co. Ltd., Class A	2,705,060	7,611,327
China Minsheng Banking Corp. Ltd., Class A	14,907,708	9,169,994
China Pacific Insurance Group Co. Ltd., Class A	2,421,468	9,867,387
China Zheshang Bank Co. Ltd., Class A	5,965,939	3,281,519
Chinalin Securities Co. Ltd., Class A	185,300	364,051
Chongqing Rural Commercial Bank Co. Ltd., Class A	4,282,967	2,581,440
CITIC Securities Co. Ltd., Class A	6,111,311	24,316,276
CSC Financial Co. Ltd., Class A	708,465	3,071,382
East Money Information Co. Ltd., Class A	5,972,593	28,641,203
Everbright Securities Co. Ltd., Class A	1,353,844	3,335,289
Founder Securities Co. Ltd., Class A	2,897,786	3,829,861
GF Securities Co. Ltd., Class A	2,181,990	6,420,153
Guosen Securities Co. Ltd., Class A	2,085,716	3,942,599
Guotai Junan Securities Co. Ltd., Class A	3,247,802	8,937,173
Guoyuan Securities Co. Ltd., Class A	2,191,982	2,672,880
Haitong Securities Co. Ltd., Class A	6,893,631	13,575,670
Hithink RoyalFlush Information Network Co. Ltd., Class A	160,990	2,886,273
Hongta Securities Co. Ltd., Class A	714,780	1,406,513
Huatai Securities Co. Ltd., Class A	3,610,893	9,164,234
Huaxia Bank Co. Ltd., Class A	4,397,361	3,815,468
Industrial & Commercial Bank of China Ltd., Class A	24,714,384	17,691,288
Industrial Bank Co. Ltd., Class A	10,239,296	29,350,095
Industrial Securities Co. Ltd., Class A	3,875,949	5,969,420
Nanjing Securities Co. Ltd., Class A	1,337,680	2,174,179
New China Life Insurance Co. Ltd., Class A	609,429	3,835,577
Orient Securities Co. Ltd., Class A	2,938,756	6,816,368
People’s Insurance Co. Group of China Ltd., Class A	2,022,498	1,610,716
Ping An Bank Co. Ltd., Class A	6,939,356	19,138,454
Ping An Insurance Group Co. of China Ltd., Class A	7,616,829	58,890,119
Postal Savings Bank of China Co. Ltd., Class A	7,579,500	6,036,307
SDIC Capital Co. Ltd., Class A	1,924,289	2,781,760
Shanghai Pudong Development Bank Co. Ltd., Class A	8,301,575	11,640,637
Shenwan Hongyuan Group Co. Ltd., Class A	6,617,244	4,818,842
Sinolink Securities Co. Ltd., Class A	1,679,675	2,860,161
SooChow Securities Co. Ltd., Class A	2,113,347	3,097,631
Tianfeng Securities Co. Ltd., Class A*	2,937,560	1,970,799
Western Securities Co. Ltd., Class A	1,336,809	1,688,086
Zheshang Securities Co. Ltd., Class A*	1,086,265	2,087,013
Zhongtai Securities Co. Ltd., Class A	535,363	815,398

(Cost $422,461,346)		508,426,559

Health Care - 9.5%
Aier Eye Hospital Group Co. Ltd., Class A	1,945,451	12,720,390
Asymchem Laboratories Tianjin Co. Ltd., Class A	104,319	5,657,330
Autobio Diagnostics Co. Ltd., Class A	132,671	1,015,067
Beijing Tiantan Biological Products Corp. Ltd., Class A	505,004	2,427,193
Beijing Tongrentang Co. Ltd., Class A	500,056	2,543,649
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	54,760	1,973,432
Betta Pharmaceuticals Co. Ltd., Class A	174,233	1,986,630
BGI Genomics Co. Ltd., Class A	156,431	2,273,249
Bloomage Biotechnology Corp. Ltd., Class A	54,732	1,533,061
Changchun High & New Technology Industry Group, Inc., Class A	198,526	7,851,160
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	252,317	702,917
Chongqing Zhifei Biological Products Co. Ltd., Class A	566,842	15,545,438
Gan & Lee Pharmaceuticals Co. Ltd., Class A	57,580	717,737
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	490,350	2,238,240
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	204,830	3,348,217
Hangzhou Tigermed Consulting Co. Ltd., Class A	382,463	7,945,497
Huadong Medicine Co. Ltd., Class A	610,634	2,909,335
Hualan Biological Engineering, Inc., Class A	783,420	3,572,339
Humanwell Healthcare Group Co. Ltd., Class A	700,436	2,346,344
Intco Medical Technology Co. Ltd., Class A	162,088	2,565,913
Jafron Biomedical Co. Ltd., Class A	286,824	2,176,717
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,184,342	22,301,076
Lepu Medical Technology Beijing Co. Ltd., Class A	905,778	3,623,645

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	1,929,916	2,117,090
Ovctek China, Inc., Class A	373,350	3,864,206
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	850,212	8,338,705
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	821,238	2,443,082
Shanghai RAAS Blood Products Co. Ltd., Class A	2,591,401	2,786,517
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	287,888	5,400,423
Topchoice Medical Corp., Class A*	163,502	5,953,565
Walvax Biotechnology Co. Ltd., Class A	1,107,029	13,327,469
WuXi AppTec Co. Ltd., Class A	1,287,827	26,498,622
Yunnan Baiyao Group Co. Ltd., Class A	371,032	5,098,632
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	215,723	11,599,951
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	592,706	1,469,356
Zhejiang NHU Co. Ltd., Class A	1,122,002	5,001,511

(Cost $144,384,327)		203,873,705

Industrials - 11.6%
AECC Aviation Power Co. Ltd., Class A	850,571	8,972,176
Air China Ltd., Class A*	2,323,347	2,606,276
Beijing New Building Materials PLC, Class A	741,434	3,802,491
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	14,557,683	10,714,047
China CSSC Holdings Ltd., Class A	1,390,718	5,147,815
China Eastern Airlines Corp. Ltd., Class A*	3,415,665	2,487,372
China Railway Group Ltd., Class A	7,437,695	6,488,054
China Southern Airlines Co. Ltd., Class A*	4,600,826	4,106,067
China State Construction Engineering Corp. Ltd., Class A	15,280,300	11,364,251
COSCO SHIPPING Holdings Co. Ltd., Class A*	4,497,793	14,453,595
CRRC Corp. Ltd., Class A	8,979,261	9,391,004
Daqin Railway Co. Ltd., Class A	4,366,528	4,106,697
Eve Energy Co. Ltd., Class A	817,584	12,921,122
Gongniu Group Co. Ltd., Class A	65,675	1,794,296
Han’s Laser Technology Industry Group Co. Ltd., Class A	636,683	4,425,376
Jiangsu Hengli Hydraulic Co. Ltd., Class A	401,044	5,901,900
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,925,359	2,425,325
Metallurgical Corp. of China Ltd., Class A	5,301,309	4,115,177
NARI Technology Co. Ltd., Class A	2,039,024	11,060,687
Power Construction Corp. of China Ltd., Class A	5,709,328	5,493,438
Sany Heavy Industry Co. Ltd., Class A	4,261,396	17,318,803
SF Holding Co. Ltd., Class A	1,311,229	11,706,295
Shanghai Electric Group Co. Ltd., Class A	3,991,403	3,024,142
Shanghai International Airport Co. Ltd., Class A*	696,327	4,668,397
Shanghai International Port Group Co. Ltd., Class A	2,931,405	2,538,956
Shanghai M&G Stationery, Inc., Class A	307,341	3,281,485
Shenzhen Inovance Technology Co. Ltd., Class A	1,121,979	12,346,193
Spring Airlines Co. Ltd., Class A*	283,991	2,340,025
Sungrow Power Supply Co. Ltd., Class A	730,529	17,802,404
Weichai Power Co. Ltd., Class A	3,431,291	10,670,200
XCMG Construction Machinery Co. Ltd., Class A	3,548,174	3,584,431
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,063,777	4,665,366
YTO Express Group Co. Ltd., Class A	958,793	1,402,376
Yunda Holding Co. Ltd., Class A	835,835	1,995,680
Zhejiang Chint Electrics Co. Ltd., Class A	789,381	7,699,279
Zhejiang Dingli Machinery Co. Ltd., Class A	191,358	2,082,270
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,399,203	5,474,063
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,117,320	3,806,057

(Cost $158,669,399)		248,183,588

Information Technology - 15.4%
360 Security Technology, Inc., Class A*	1,620,271	2,987,461
Advanced Micro-Fabrication Equipment Inc China, Class A*	183,215	4,679,696
Avary Holding Shenzhen Co. Ltd., Class A	537,024	2,637,671
Beijing Kingsoft Office Software, Inc., Class A	133,825	5,173,393
Beijing Shiji Information Technology Co. Ltd., Class A	386,584	1,023,056
BOE Technology Group Co. Ltd., Class A	21,855,475	19,708,379
Chaozhou Three-Circle Group Co. Ltd., Class A	843,813	4,915,885
China Greatwall Technology Group Co. Ltd., Class A	1,336,222	3,041,362
China Railway Signal & Communication Corp. Ltd., Class A	2,931,759	2,375,733
China Resources Microelectronics Ltd., Class A	216,892	2,533,860
Dawning Information Industry Co. Ltd., Class A	831,539	3,648,745
Foxconn Industrial Internet Co. Ltd., Class A	2,588,694	4,604,583
Gigadevice Semiconductor Beijing, Inc., Class A	389,832	9,244,395
Glodon Co. Ltd., Class A	706,411	6,324,157
GoerTek, Inc., Class A	1,715,435	12,369,961
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	256,826	3,463,184
Hangzhou First Applied Material Co. Ltd., Class A	286,672	6,751,442

Hundsun Technologies, Inc., Class A	876,938	6,733,919
Iflytek Co. Ltd., Class A	1,294,305	10,504,365
Inspur Electronic Information Industry Co. Ltd., Class A	782,770	3,637,294
JCET Group Co. Ltd., Class A	938,164	4,964,062
Lens Technology Co. Ltd., Class A	1,127,899	4,124,296
Lingyi iTech Guangdong Co., Class A	2,187,560	2,267,534
LONGi Green Energy Technology Co. Ltd., Class A	3,104,480	43,031,395
Luxshare Precision Industry Co. Ltd., Class A	3,503,809	18,382,097
Montage Technology Co. Ltd., Class A	349,813	3,433,605
National Silicon Industry Group Co. Ltd., Class A*	395,363	1,837,131
NAURA Technology Group Co. Ltd., Class A	182,955	10,087,393
OFILM Group Co. Ltd., Class A	1,686,512	1,949,378
Sanan Optoelectronics Co. Ltd., Class A	1,976,315	11,118,600
Shanghai Baosight Software Co. Ltd., Class A	339,054	3,693,107
Shengyi Technology Co. Ltd., Class A	958,581	3,490,313
Shennan Circuits Co. Ltd., Class A	158,661	2,247,885
Shenzhen Goodix Technology Co. Ltd., Class A	170,225	2,747,475
Shenzhen Sunway Communication Co. Ltd., Class A	746,562	2,604,965
Shenzhen Transsion Holdings Co. Ltd., Class A	175,263	4,005,437
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,059,920	3,151,488
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,583,998	13,253,057
Unigroup Guoxin Microelectronics Co. Ltd., Class A	310,857	10,774,430
Unisplendour Corp. Ltd., Class A	1,139,304	4,192,479
Universal Scientific Industrial Shanghai Co. Ltd., Class A	609,193	1,307,291
Will Semiconductor Co. Ltd. Shanghai, Class A	381,721	14,318,271
Wingtech Technology Co. Ltd., Class A	457,753	8,464,889
Wuhan Guide Infrared Co. Ltd., Class A	779,267	3,308,297
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,192,790	2,068,054
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	701,347	8,106,613
Yealink Network Technology Corp. Ltd., Class A	228,898	3,050,058
Yonyou Network Technology Co. Ltd., Class A	1,224,254	6,354,539
Zhejiang Dahua Technology Co. Ltd., Class A	1,408,930	5,025,305
ZTE Corp., Class A	2,239,925	11,522,301

(Cost $219,512,819)		331,240,286

Materials - 9.8%
Aluminum Corp. of China Ltd., Class A*	4,699,517	5,679,571
Anhui Conch Cement Co. Ltd., Class A	1,720,816	10,654,365
Baoshan Iron & Steel Co. Ltd., Class A	6,260,739	9,884,790
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,292,255	9,690,837
Bluestar Adisseo Co., Class A	409,815	724,504
China Jushi Co. Ltd., Class A	1,751,683	4,763,217
China Molybdenum Co. Ltd., Class A	5,152,385	6,242,847
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,540,950	13,855,073
Citic Pacific Special Steel Group Co. Ltd., Class A	756,455	2,986,415
Ganfeng Lithium Co. Ltd., Class A	573,077	19,534,546
Hengli Petrochemical Co. Ltd., Class A	1,526,827	6,198,103
Hengyi Petrochemical Co. Ltd., Class A	1,604,027	2,912,775
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	15,975,207	9,306,835
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,386,373	2,148,237
Jiangxi Copper Co. Ltd., Class A	740,401	3,043,490
Kingfa Sci & Tech Co. Ltd., Class A	1,281,241	3,217,967
LB Group Co. Ltd., Class A	858,955	4,990,791
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,614,198	4,016,706
Rongsheng Petrochemical Co. Ltd., Class A	2,218,368	6,413,763
Shandong Gold Mining Co. Ltd., Class A	1,312,943	3,661,728
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,066,684	6,019,264
Shanghai Putailai New Energy Technology Co. Ltd., Class A	159,680	3,785,381
Wanhua Chemical Group Co. Ltd., Class A	1,132,861	18,728,747
Yunnan Energy New Material Co. Ltd., Class A	385,843	16,882,742
Zhejiang Huayou Cobalt Co. Ltd., Class A	604,539	13,133,213
Zhejiang Longsheng Group Co. Ltd., Class A	1,958,100	4,104,879
Zhongjin Gold Corp. Ltd., Class A	1,444,844	1,956,591
Zijin Mining Group Co. Ltd., Class A	9,802,812	16,874,558

(Cost $96,541,550)		211,411,935

Real Estate - 1.8%
China Fortune Land Development Co. Ltd., Class A*	1,294,687	760,276
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,181,524	3,366,565
China Vanke Co. Ltd., Class A	4,782,842	14,672,999
Gemdale Corp., Class A	1,489,702	2,409,726
Greenland Holdings Corp. Ltd., Class A	2,647,770	1,825,610
Jinke Properties Group Co. Ltd., Class A	2,014,812	1,498,454
Poly Developments and Holdings Group Co. Ltd., Class A	5,003,201	8,829,566
Seazen Holdings Co. Ltd., Class A	650,478	3,387,418
Shanghai Lingang Holdings Corp. Ltd., Class A	727,454	1,736,904

(Cost $40,966,013)		38,487,518

Utilities - 1.9%
CGN Power Co. Ltd., Class A	8,453,879	3,471,120
China National Nuclear Power Co. Ltd., Class A	4,043,701	3,433,422
China Yangtze Power Co. Ltd., Class A	8,179,964	24,511,819
GD Power Development Co. Ltd., Class A	8,988,000	3,439,756
Huaneng Lancang River Hydropower, Inc., Class A	1,622,300	1,455,383
Huaneng Power International, Inc., Class A	2,968,042	2,552,294
SDIC Power Holdings Co. Ltd., Class A	2,110,343	2,962,436

(Cost $34,695,000)		41,826,230

TOTAL COMMON STOCKS (Cost $1,457,436,498)		2,142,251,376

TOTAL INVESTMENTS - 99.7% (Cost $1,457,436,498)		$2,142,251,376
Other assets and liabilities, net - 0.3%		5,781,385

NET ASSETS - 100.0%		$2,148,032,761

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,142,251,376	$—	$—	$2,142,251,376

TOTAL	$2,142,251,376	$—	$—	$2,142,251,376

(a)	See Schedule of Investments for additional detailed categorizations.